Long-Term Debt - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life	25 months
Short-form base shelf prospectus, principal amount, up to	$ 2,000	$ 2,000
Short-form base shelf prospectus, remaining amount available	2,000	2,000
Maximum borrowing capacity	5,581	5,581	$ 5,590
Consolidated credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity	5,600	$ 5,600
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage		25.00%
Committed facilities with maturities ranging from 2021 through 2025
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 5,300	$ 5,300
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on dividends (percent)	0.65	0.65